Leases - Schedule of Future Payments due Under Operating Leases (Details)	Mar. 31, 2025 USD ($)
Schedule of Future Payments due Under Operating Leases [Abstract]
2026	$ 256,812
2027	190,454
2028	198,084
2029	205,999
Thereafter	141,427
Total lease payments	992,776
Imputed Interest	(157,288)
Operating leases	$ 835,488